Derivative Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Location and effect of the derivative instrument on the statements of operations
Amount of gain (loss) recognized	$ (1,743)	$ (161)
Hedged Item - Debt [Member] | Interest Expense, Net [Member]
Location and effect of the derivative instrument on the statements of operations
Amount of gain (loss) recognized	(2,536)	1,581
Interest Rate Swap [Member] | Interest Expense, Net [Member]
Location and effect of the derivative instrument on the statements of operations
Amount of gain (loss) recognized	$ 793	$ (1,742)